JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 50.7%
Fixed Income — 6.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,908	22,688
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,540	29,948
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,564	16,203
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	942	7,379
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	951	7,396
JPMorgan High Yield Fund Class R6 Shares (a)	1,965	14,128
JPMorgan Income Fund Class R6 Shares (a)	636	6,040
JPMorgan Managed Income Fund Class L Shares (a)	42	424

Total Fixed Income		104,206

International Equity — 9.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,699	144,958

U.S. Equity — 35.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,184	554,798

TOTAL INVESTMENT COMPANIES (Cost $644,752)		803,962

EXCHANGE-TRADED FUNDS — 47.3%
Alternative Assets — 5.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	998	85,736

Fixed Income — 2.4%
JPMorgan High Yield Research Enhanced ETF (a)	673	34,702
JPMorgan U.S. Aggregate Bond ETF (a)	127	3,406

Total Fixed Income		38,108

International Equity — 27.1%
JPMorgan BetaBuilders International Equity ETF (a)	7,522	431,849

U.S. Equity — 12.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,050	89,986
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	917	59,194
JPMorgan U.S. Value Factor ETF (a)	1,398	48,014

Total U.S. Equity		197,194

TOTAL EXCHANGE-TRADED FUNDS (Cost $673,425)		752,887

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $6,491)	6,423	6,492

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $26,208)	26,208	26,208

Total Investments — 100.0% (Cost $1,350,876)		1,589,549
Other Assets Less Liabilities — 0.0% (d)		601

Net Assets — 100.0%		1,590,150

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	262	06/2021	EUR	11,890	267
FTSE 100 Index	43	06/2021	GBP	3,959	(22)
Russell 2000 E-Mini Index	102	06/2021	USD	11,339	(640)
S&P 500 E-Mini Index	169	06/2021	USD	33,550	314
TOPIX Index	45	06/2021	JPY	7,982	177

					96

Short Contracts
Long Gilt	(128)	06/2021	GBP	(22,515)	23
U.S. Treasury 10 Year Note	(186)	06/2021	USD	(24,378)	133

					156

					252

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
JPY Japanese Yen
TOPIX Tokyo Stock Price Index
USD United States Dollar

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$752,887	$—	$—	$752,887
Investment Companies	803,962	—	—	803,962
U.S. Treasury Obligations	—	6,492	—	6,492
Short-Term Investments
Investment Companies	26,208	—	—	26,208

Total Investments in Securities	$1,583,057	$6,492	$—	$1,589,549

Appreciation in Other Financial Instruments
Futures Contracts	$914	$—	$—	$914
Depreciation in Other Financial Instruments
Futures Contracts	(662)	—	—	(662)

Total Net Appreciation/Depreciation in Other Financial Instruments	$252	$—	$—	$252

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$208,864	$189,509	$26,616	$18	$60,074	$431,849	7,522	$4,583	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	35,883	42,897	3,577	(158)	10,691	85,736	998	1,363	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	82,807	9,586	366	16,399	89,986	1,050	353	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	59,768	2,372	60	1,738	59,194	917	24	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,885	18,836	7,203	116	(946)	22,688	1,908	263	303
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,005	9,584	6,805	211	(1,047)	29,948	3,540	552	359
JPMorgan Corporate Bond Fund Class R6 Shares (a)	7,723	9,090	—	—	(610)	16,203	1,564	203	187
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,682	5,888	—	—	(191)	7,379	942	96	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	71,811	63,792	18,622	511	27,466	144,958	6,699	2,008	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,583	6,027	—	—	(214)	7,396	951	95	—
JPMorgan Equity Index Fund Class R6 Shares (a)	304,638	241,909	91,901	2,390	97,762	554,798	9,184	6,032	—
JPMorgan High Yield Fund Class R6 Shares (a)	17,244	33,749	39,331	402	2,064	14,128	1,965	1,015	—
JPMorgan High Yield Research Enhanced ETF (a)	—	40,543	5,567	(45)	(229)	34,702	673	168	—
JPMorgan Income Fund Class R6 Shares (a)	—	6,040	—	—	—	6,040	636	—	—
JPMorgan Managed Income Fund Class L Shares (a)	422	3	—	—	(1)	424	42	2	—	(b)
JPMorgan U.S. Aggregate Bond ETF (a)	4,397	2,718	3,535	(2)	(172)	3,406	127	50	22
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	24,895	567,332	566,019	—	—	26,208	26,208	12	—
JPMorgan U.S. Value Factor ETF (a)	—	48,093	—	—	(79)	48,014	1,398	53	—

Total	$719,032	$1,428,585	$781,134	$3,869	$212,705	$1,583,057		$16,872	$871

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.